SCHEDULE 1 STATEMENT OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (Details) - USD ($) None in scaling factor is -9223372036854775296	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Parent Company [Member]
Foreign currency translation, tax